NET LOSS PER SHARE - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	52,787,856	1,009,642	50,745,471	1,043,307
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	29,533,282	0	29,533,282	0
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	20,452,155	774,800	18,915,358	800,000
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,802,419	234,842	2,296,831	243,307